Financial risk management objectives and policies	12 Months Ended
Mar. 29, 2026
Financial Risk Management [Abstract]
Financial risk management objectives and policies	Financial risk management objectives and policies
The Company’s primary risk management objective is to protect the Company’s assets and cash flow, in order to increase the Company’s enterprise value.
The Company is exposed to capital management risk, liquidity risk, credit risk, market risk, foreign exchange risk, and interest rate risk. The Company’s senior management and Board of Directors oversee the management of these risks. The Board of Directors reviews and agrees policies for managing each of these risks which are summarized below.
Capital management
The Company manages its capital and capital structure with the objectives of safeguarding sufficient working capital over the annual operating cycle and providing sufficient financial resources to grow operations to meet long-term consumer demand. The Board of Directors of the Company monitors the Company’s capital management on a regular basis. The Company will continually assess the adequacy of the Company’s capital structure and capacity and make adjustments within the context of the Company’s strategy, economic conditions, and risk characteristics of the business.
Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to satisfy the requirements for business operations, capital expenditures, debt service and general corporate purposes, under normal and stressed conditions. The primary source of liquidity is funds generated by operating activities; the Company also relies on the Mainland China Facilities, the Japan Facility, and the Revolving Facility as sources of funds for short-term working capital needs. The Company continuously reviews both actual and forecasted cash flows to ensure that the Company has appropriate capital capacity.
The following table summarizes the amount of contractual undiscounted future cash flow requirements as at March 29, 2026:

	2027	2028	2029	2030	2031	Thereafter	Total
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	214.0	—	—	—	—	—	214.0
Term Loan	4.2	4.2	4.2	4.2	4.2	395.8	416.8
Interest commitments relating to borrowings[1]	29.9	29.9	29.9	29.9	29.9	41.7	191.2
Lease obligations	119.4	89.2	75.9	62.2	52.9	137.2	536.8
Pension obligation	—	—	—	—	—	1.1	1.1
Warehousing and logistics	7.5	5.7	4.3	—	—	—	17.5
Total contractual obligations	375.0	129.0	114.3	96.3	87.0	575.8	1,377.4
[1]    Interest commitments are calculated based on the outstanding loan balance and the interest rate payable on the Term Loan of 7.16% as at March 29, 2026.
As at March 29, 2026, we had additional liabilities which included provisions for warranty, sales returns, asset retirement obligations, deferred income tax liabilities, the put option liability and the contingent consideration on the Japan Joint Venture. These liabilities have not been included in the table above as the timing and amount of future payments are uncertain.
Letter of guarantee facility
On April 14, 2020, Canada Goose Inc. entered into a letter of guarantee facility in the amount of $10.0m. Within the facility, letters of guarantee are available for terms of up to 12 months from the date of issuance and will be charged a fee equal to 1.0% per annum calculated against the face amount and over the term of the guarantee. Amounts issued on the facility will be used to finance working capital requirements through letters of guarantee, standby letters of credit, performance bonds, counter guarantees, counter standby letters of credit, or similar credits. The Company immediately reimburses the issuing bank for amounts drawn on issued letters of guarantees. At March 29, 2026, the Company had $9.7m outstanding.
In addition, a subsidiary of the Company in Mainland China entered into letters of guarantee and as at March 29, 2026 the amount outstanding was $15.8m. Amounts will be used to support retail operations of such subsidiaries through letters of guarantee, standby letters of credit, performance bonds, counter guarantees, counter standby letters of credit, or similar credits.
A subsidiary of the Company in Europe has also entered into a letter of guarantee facility. The facility is used to support retail operations of such subsidiaries through letters of guarantee, standby letters of credit, performance bonds, counter guarantees, counter standby letters of credit, or similar credits. As at March 29, 2026, the Company had $3.9m outstanding.
Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss.
Credit risk arises from the possibility that certain parties will be unable to discharge their obligations. The Company manages its credit risk through a combination of third party credit insurance and internal house risk processes. A third-party insurer provides coverage on customers’ trade accounts receivable balances, with ongoing monitoring of customer creditworthiness. This insurance covers a specified portion of revenue, which may be less than the Company's total revenue with a given customer. Under the Company’s agreement with the insurer, approved credit limits are established for certain designated customers and up to 90% of their trade accounts receivable balances are insured. The policy includes a deductible of $0.1m and an annual coverage limit of $30.0m. As at March 29, 2026, trade accounts receivable totaling approximately $17.0m (March 30, 2025 - $10.7m) were insured subject to the policy cap and customer credit limits. In addition to insurance, the Company mitigates credit risk by establishing payment terms with customers and closely monitoring its accounts receivable exposure. As at March 29, 2026, expected credit losses and sales allowances totalled $18.7m (March 30, 2025 - $2.5m).
Within Japan, the Company has an agreement with a third party who has insured the risk of trade accounts receivable for certain designated customers for a maximum of JPY540.0m per annum subject to a deductible of 10% and applicable only to accounts with receivables over JPY0.1m. As at March 29, 2026, trade accounts receivable totalling approximately $0.6m (JPY71.6m) were insured subject to the policy cap (March 30, 2025 - $0.9m (JPY90.7m)).
Customer deposits are received in advance from certain customers for seasonal orders to further mitigate credit risk, and applied to reduce accounts receivable when goods are shipped. As at March 29, 2026, customer deposits of $0.5m (March 30, 2025 - $10.0m) were included in accounts payable and accrued liabilities.
The aging of trade receivables was as follows:

			Past due
	Total	Current	< 30 days	31-60 days	> 61 days
	$	$	$	$	$
Trade accounts receivable	92.1	40.8	13.1	6.8	31.4
Sales tax receivables	27.8	27.8	—	—	—
Credit card receivables	4.5	4.5	—	—	—
Other receivables	2.7	2.6	—	—	0.1
March 29, 2026	127.1	75.7	13.1	6.8	31.5
	Reclassified
Trade accounts receivable	68.6	40.6	9.2	5.2	13.6
Sales tax receivables	22.9	22.9	—	—	—
Credit card receivables	4.5	4.5	—	—	—
Other receivables	4.5	1.9	0.6	—	2.0
March 30, 2025	100.5	69.9	9.8	5.2	15.6
Trade accounts receivable factoring program
In the comparative period ended March 30, 2025, a subsidiary of the Company in Europe has an agreement to factor, on a limited recourse basis, certain of its trade accounts receivable up to a limit of EUR20.0m in exchange for advanced funding equal to 100% of the principal value of the invoice. Accepted currencies include euros, British pounds sterling, and Swiss francs. The Company is charged a fee of the applicable sterling overnight index average reference rate plus 1.15% per annum, based on the number of days between the purchase date and the invoice due date, which is lower than the Company’s average borrowing rate under its Revolving Facility. The program is utilized to provide sufficient liquidity to support its international operating cash needs. Upon transfer of the receivables, the Company receives cash proceeds and continues to service the receivables on behalf of the third-party financial institution. The program meets the derecognition requirements in accordance with IFRS 9, Financial Instruments as the Company transfers substantially all the risks and rewards of ownership upon the sale of a receivable. These proceeds are classified as cash flows from operating activities in the statement of cash flows. On April 12, 2024, this agreement was terminated with an immaterial impact to the Company’s trade accounts receivables.
For the year ended March 30, 2025, the Company received total cash proceeds from the sale of trade accounts receivable with carrying values of $0.1m, which were derecognized from the Company’s statement of financial position. No fees were incurred during the year ended March 30, 2025. As at March 30, 2025, there were no amounts outstanding of trade accounts receivable derecognized from the Company’s statement of financial position, but which the Company continued to service.
Market risk
Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market prices comprise foreign exchange risk and interest rate risk.
Foreign exchange risk
Foreign exchange risk in operating cash flows
The Company’s consolidated financial statements are expressed in Canadian dollars, but a substantial portion of the Company’s revenues, purchases, and expenses are denominated in foreign currencies, primarily U.S. dollars, euros, British pounds sterling, Swiss francs, Chinese yuan, Hong Kong dollars, Japanese yen, Taiwanese dollars, and Australian dollars. The Company has entered into forward foreign exchange contracts to reduce the foreign exchange risk associated with revenues, purchases, and expenses denominated in these currencies. Certain forward foreign exchange contracts were designated at inception and accounted for as cash flow hedges.
Revenues and expenses of all foreign operations are translated into Canadian dollars at the foreign currency exchange rates that approximate the rates in effect at the dates when such items are recognized. As a result, we are exposed to foreign currency translation gains and losses. Appreciating foreign currencies relative to the Canadian dollar, to the extent they are not hedged, will positively impact operating income and net income by increasing our revenue, while depreciating foreign currencies relative to the Canadian dollar will have the opposite impact.
The Company recognized the following unrealized gains and losses in the fair value of derivatives designated as cash flow hedges in other comprehensive income:

Year ended
	March 29, 2026		March 30, 2025		March 31, 2024
	Net gain	Tax expense	Net loss	Tax recovery	Net gain	Tax recovery
	$	$	$	$	$	$
Forward foreign exchange contracts designated as cash flow hedges	0.9	(0.5)	(5.2)	0.4	1.3	0.1
The Company reclassified the following gains and losses from other comprehensive income on derivatives designated as cash flow hedges to locations in the consolidated financial statements described below:

	Year ended
(in millions of Canadian dollars)	March 29, 2026	March 30, 2025	March 31, 2024
(Gain) loss from other comprehensive income	$	$	$
Forward foreign exchange contracts designated as cash flow hedges
Revenue	(0.5)	(3.4)	1.8
SG&A expenses	(0.2)	(0.7)	(0.4)
Inventory	—	(0.8)	0.5
During the year ended March 29, 2026, an unrealized loss of $3.9m (March 30, 2025 - unrealized gain of $5.7m, March 31, 2024 - unrealized gain of $1.7m) on forward exchange contracts that were not treated as hedges were recognized in SG&A expenses in the statements of income.
Foreign currency forward exchange contracts outstanding as at March 29, 2026 related to operating cash flows were:

(in millions)	Aggregate Amounts		Currency
Forward contract to purchase Canadian dollars	USD	28.7	U.S. dollars
		€9.3	Euros
		¥2,969.0	Japanese yen

Forward contract to sell Canadian dollars	USD	2.5	U.S. dollars
		€28.0	Euros

Forward contract to purchase euros	CNY	499.6	Chinese yuan
		£6.3	British pounds sterling
	AUD	2.8	Australian dollar

Forward contract to sell euros	HKD	7.0	Hong Kong dollars
Foreign exchange risk on borrowings
The Company enters into derivative transactions to hedge a portion of its exposure to interest rate risk and foreign currency exchange risk related to principal and interest payments on the Term Loan denominated in U.S. dollars.
Following the Amendment to the Term Loan on August 21, 2025, the Company entered into cross currency swap agreements terminating on August 28, 2030, to hedge a portion of its exposure to interest rate risk and foreign currency exchange risk. The cross currency swaps involve a periodic exchange of floating rate interest payments in USD, for fixed rate interest payments in CAD. At the hedge maturity date, there will be an exchange of notional principal amounts of USD270.0m for $373.6m. The cross currency swaps are designated and accounted for as cash flow hedges. The previous forward exchange contracts and interest rate swap contracts were terminated due to the debt extinguishment. As a result, the Company received $6.6m in cash for the termination of the foreign exchange forwards and interest rate swaps which were recorded to net interest, finance and other costs in the statements of income during the second quarter ended September 28, 2025.
Refer to "Note 17. Borrowings" for more details on the Amendment to Term Loan.
The Company recognized the following unrealized losses in the fair value of derivatives designed as hedging instruments in other comprehensive income:

Year ended
	March 29, 2026		March 30, 2025		March 31, 2024
	Net loss	Tax recovery	Net loss	Tax recovery	Net loss	Tax recovery
	$	$	$	$	$	$
Swaps designated as cash flow hedges	(4.4)	1.5	(8.1)	2.8	(1.8)	0.3
The Company reclassified the following losses and gains from other comprehensive income on derivatives designated as hedging instruments to net interest, finance and other costs:

	Year ended
	March 29, 2026	March 30, 2025	March 31, 2024
Loss (gain) from other comprehensive income	$	$	$
Swaps designated as cash flow hedges	2.2	(2.0)	(2.0)
During the year ended March 29, 2026, an unrealized loss of $10.2m (March 30, 2025 - unrealized gain of $17.8m, March 31, 2024 - unrealized loss of $1.3m) in the fair value of the forward exchange contract related to a portion of the Term Loan balance has been recognized in net interest, finance and other costs in the consolidated statements of income.
Interest rate risk
The Company is exposed to interest rate risk related to the effect of interest rate changes on the borrowings outstanding under the Mainland China Facilities, Japan Facility, Revolving Facility and the Term Loan, which currently bear interest rates of 2.93%, 4.00%, 4.44% and 7.16%, respectively.
Interest rate risk on the Term Loan is partially mitigated by cross currency swap hedges. Refer to "Foreign exchange risk on borrowings" above for more details.
Based on the closing balance of outstanding borrowings, a 1.00% increase in the closing interest rate during the year ended March 29, 2026 would have increased interest expense on the Term Loan before hedging by $4.2m (March 30, 2025 - $4.1m). As at March 29, 2026, the Company has repaid all amounts outstanding on its other borrowing facilities.